Fixed Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Land	$ 408	$ 434
Buildings and improvements	5,697	5,633
Machinery, tools and equipment	12,375	11,353
Other, including assets under construction	1,284	1,241
Fixed assets	19,764	18,661
Accumulated depreciation	(10,488)	(9,795)
Fixed assets, net	9,276	8,866
Property Plant And Equipment [Line Items]
Depreciation	$ 1,122	$ 1,050	$ 920
Land Buildings And Improvements [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Land Buildings And Improvements [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years
Machinery And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Machinery And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years